UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.7%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$2,300,000	$2,497,271

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6 1/2s, 10/1/53	BBB-	3,000,000	3,491,220
zero %, 10/1/46	BBB-	8,800,000	5,761,094

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33	BBB	3,000,000	3,553,290
5.8s, 5/1/34	Baa2	1,750,000	2,020,165

			17,323,040
Arizona (3.2%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7 5/8s, 12/1/29 (escrow)(F)	D/P	5,575,000	16,664
7 1/4s, 12/1/19 (escrow)(F)	D/P	500,000	1,495

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	4,000,000	4,426,560

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42 (Prerefunded 12/1/17)	AAA/P	1,100,000	1,216,193

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	4,800,000	5,575,198

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.3s, 7/1/42	BB/F	430,000	450,004
(Great Hearts Academies), 6s, 7/1/32	BB/F	300,000	321,444
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	2,000,000	2,077,660
(Great Hearts Academies), 5s, 7/1/44	BB+	3,950,000	4,066,723
(BASIS School, Inc.), 5s, 7/1/35	BB	1,500,000	1,537,140

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.)
5 1/4s, 6/1/35	BBB	1,395,000	1,397,511
5.05s, 6/1/25	BBB	2,450,000	2,454,018

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	1,525,000	1,853,211
5s, 12/1/37	A-	1,430,000	1,636,606
5s, 12/1/32	A-	1,500,000	1,708,425

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6s, 12/1/32	BB-/P	1,350,000	1,465,655

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,600,000	1,632,320

			31,836,827
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	2,000,000	2,088,240

			2,088,240
California (13.5%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 6s, 7/1/31	BBB+/F	1,295,000	1,499,999

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	A-	7,000,000	7,152,250
5 1/4s, 2/1/37	A-	2,705,000	2,825,995

CA Muni. Fin. Auth. Rev. Bonds (Emerson College), 6s, 1/1/42	Baa1	3,330,000	3,843,786

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	A-	2,000,000	2,027,000

CA School Fin. Auth. Rev. Bonds
(2023 Union, LLC), Ser. A, 6s, 7/1/33	BBB-	1,000,000	1,123,150
(Klare Holdings), Ser. A, 5s, 7/1/34	BB+	2,075,000	2,169,475

CA State G.O. Bonds, 5s, 9/1/30	Aa3	6,000,000	6,853,080

CA State Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35	Baa1	1,000,000	1,001,860

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5 1/4s, 8/15/39	BBB	800,000	887,952

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A
5 1/4s, 8/1/42	BB+	850,000	885,751
5s, 8/1/32	BB+	665,000	698,716

CA State Poll. Control Fin. Auth. Rev. Bonds (Wtr. Furnishing), 5s, 11/21/45	Baa3	5,000,000	5,411,650

CA State Poll. Control Fin. Auth. VRDN (Pacific Gas & Elec. Co.), Ser. E, 0.11s, 11/1/26	VMIG1	5,500,000	5,500,000

CA State Pub. Wks. Board Rev. Bonds
Ser. A-1, 6s, 3/1/35	A1	2,000,000	2,372,020
(States Prisons - LA), Ser. C, 5 3/4s, 10/1/31	A1	1,000,000	1,191,240
(Judicial Council Projects), Ser. D, 5s, 12/1/31	A1	1,000,000	1,124,820
(Capital Projects), Ser. A, 5s, 4/1/30	A1	5,000,000	5,639,350

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB+/F	2,500,000	2,806,200
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/47	BB/P	500,000	537,000
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/42	BB/P	1,750,000	1,890,805
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	6,000,000	6,570,060
(Terraces at San Joaquin Gardens), Ser. A, 5 5/8s, 10/1/32	BB/P	1,105,000	1,186,107
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,500,000	1,675,815
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	850,000	862,045
(American Baptist Homes of the West), 5s, 10/1/43	BBB+/F	1,000,000	1,069,200
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB-	1,000,000	1,009,580

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	3,300,000	3,374,019

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,760,000	1,762,306
5s, 9/2/30	BB+/P	1,685,000	1,687,544

Chula Vista, Cmnty. Fac. Dist. Special Tax Bonds (No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BBB-/P	335,000	338,002

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	5,145,000	6,059,472

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3	12,000,000	9,957,238
Ser. A-1, 5 1/8s, 6/1/47	B3	7,390,000	5,886,578

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/36	BBB-/F	775,000	834,350

Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas Purchase), Ser. A, 5 1/2s, 11/15/37	A-	2,000,000	2,420,140

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39	A-	1,250,000	1,701,325
Ser. B, 6 1/2s, 11/1/39	A-	2,000,000	2,722,120

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. D, 5s, 9/1/26	BBB+/P	1,070,000	1,079,330

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 1/4s, 8/1/30	BBB/P	1,500,000	1,760,505
(Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	1,500,000	1,694,385

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5s, 9/2/31	BBB	1,645,000	1,805,371

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	1,000,000	1,096,750

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	864,908

Sacramento, Special Tax Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5.1s, 9/1/35	BBB-/P	2,500,000	2,500,750
5s, 9/1/29	BBB-/P	1,355,000	1,355,447

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	4,027,050

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/40	Aa3	5,000,000	1,640,350

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35	BB+/P	1,000,000	1,001,320

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BB+/P	8,000,000	1,595,600

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31	BBB+	500,000	571,285

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5s, 9/1/29 (Prerefunded 9/1/21)	BBB+	985,000	1,101,250
5s, 9/1/28 (Prerefunded 9/1/21)	BBB+	990,000	1,110,483

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGO, zero %, 8/1/37	AA	2,400,000	798,528

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21	A-	1,500,000	1,735,935

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,786,653

			136,083,900
Colorado (3.3%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5s, 12/1/43	BB+	850,000	882,989

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	Baa1	1,000,000	337,450
Ser. A, NATL, zero %, 9/1/28	AA-	5,000,000	3,072,000

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	867,129
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB+/F	800,000	890,560
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	2,850,000	2,925,269
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	A3	650,000	740,012
(Evangelical Lutheran Good Samaritan Society), 5 1/2s, 6/1/33	A3	200,000	228,668
(Valley View Assn.), 5 1/4s, 5/15/42	A-	3,025,000	3,207,589
(Christian Living Cmntys.), 5 1/4s, 1/1/37	BB-/P	750,000	778,935
(Valley View Assn.), 5 1/8s, 5/15/37	A-	1,000,000	1,057,490
(Christian Living Cmntys.), 5 1/8s, 1/1/30	BB-/P	1,415,000	1,480,203
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB+/F	2,100,000	2,231,733
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	5,250,000	5,630,625

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	12,000,000	5,529,960

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5s, 12/1/40	BB/P	3,000,000	3,144,690

			33,005,302
Delaware (0.8%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	1,700,000	1,917,447
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	5,000,000	5,478,550

			7,395,997
District of Columbia (1.8%)

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB+	6,000,000	6,921,478
(Kipp Charter School), 6s, 7/1/33	BBB+	1,000,000	1,165,950

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail), 5s, 10/1/53	Baa1	3,000,000	3,184,920
(2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	995,000	311,027
(2nd Sr. Lien), Ser. B, zero %, 10/1/38	Baa1	20,000,000	6,882,600

			18,465,975
Florida (5.7%)

Capital Trust Agcy Rev. Bonds (Faulk Sr. Svcs., LLC), 6 3/4s, 12/1/44	B-/P	335,000	339,211

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	Baa2	1,500,000	1,503,840

Fishhawk, CCD IV Special Assmt. Bonds, 7 1/4s, 5/1/43	B/P	600,000	653,892

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	1,015,180

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	B-/P	2,180,000	1,640,297

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	440,000	463,883

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	5,250,000	5,261,288

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40	A2	1,600,000	1,727,024

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,939,738

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4 7/8s, 5/1/35	BB-/P	1,000,000	994,710

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	4,925,000	5,145,542
(Shell Pt./Alliance), 5s, 11/15/32	BBB-	3,210,000	3,355,670

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	1,000,000	1,021,190

Miami-Dade Cnty., Aviation Rev. Bonds, Ser. B, 5s, 10/1/41	A2	4,500,000	4,768,245

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5s, 9/15/34	BBB-	1,750,000	1,827,035

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6s, 5/1/35	D/P	1,860,000	1,623,947

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5s, 5/1/29	BB-/P	750,000	818,528

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37	B+/P	1,800,000	1,816,560

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/24	A-/F	2,000,000	2,227,960

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	6,000,000	6,633,238

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	2,360,000	2,004,230

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB+/F	1,950,000	2,065,265

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5s, 3/1/30	BBB+	1,440,000	1,609,618

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6s, 5/1/36	B-/P	1,660,000	1,591,276

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	BB-/P	1,000,000	1,028,500

Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4 1/2s, 5/1/45	BB-/P	1,500,000	1,528,305

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB/P	815,000	954,006

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	BB/P	585,000	615,455

Village Community Development District No. 10 Special Assmt. Bonds, 5 3/4s, 5/1/31	BB/P	1,200,000	1,385,844

			57,559,477
Georgia (3.1%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/32	A1	1,150,000	1,310,966
5s, 1/1/31	A1	1,925,000	2,203,875

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 6 1/4s, 11/1/39 (Prerefunded 11/1/19)	Aa3	5,000,000	6,090,448
5s, 11/1/40	Aa3	2,500,000	2,813,825

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines)
Ser. B, 9s, 6/1/35	BB-	3,935,000	3,959,200
Ser. A, 8 3/4s, 6/1/29	BB-	2,000,000	2,499,860

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5s, 7/15/38(FWC)	Baa2	1,250,000	1,337,238

GA State Private College & U. Auth. Rev. Bonds (Mercer U.), Ser. A, 5s, 10/1/32	Baa2	1,100,000	1,207,140

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39	BBB+	1,200,000	1,372,488

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	1,255,000	1,477,537

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	3,150,000	3,345,048

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	BB-/P	2,375,000	2,416,919

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	BB/P	1,400,000	1,441,902

			31,476,446
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,128,540

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	553,445

			1,681,985
Hawaii (1.2%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,680,170
(Hawaiian Elec. Co. - Subsidiary), 6 1/2s, 7/1/39	Baa1	7,000,000	8,116,358
(Kahala Nui), 5 1/8s, 11/15/32	BBB/F	1,050,000	1,147,514

			10,944,042
Illinois (5.8%)

Chicago, G.O. Bonds, Ser. A
5s, 1/1/36	A+	1,000,000	955,290
5s, 1/1/34	A+	3,100,000	3,011,898

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	5,044,000	5,053,180

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5 1/4s, 12/1/35	A-	4,000,000	3,887,160

Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5s, 1/1/30	AA+	200,000	221,440
5s, 1/1/28	AA+	1,000,000	1,121,450

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, 5 3/4s, 1/1/39	A2	5,000,000	5,777,650

Chicago, Wtr. Wks Rev. Bonds (2nd Lien), 5s, 11/1/39	AA-	1,725,000	1,882,872

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36	B/P	900,000	904,428

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	BBB+	3,500,000	4,330,760
(Rush U. Med. Ctr.), Ser. A, U.S. Govt. Coll., 7 1/4s, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,150,000	2,604,661
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44 (Prerefunded 8/15/19)	BBB+/F	5,250,000	6,505,956
(IL Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,425,000	1,721,500
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	B3	4,155,000	4,491,846
(Roosevelt U.), 6 1/2s, 4/1/39	Baa3	2,000,000	2,149,060
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	2,000,000	2,167,060

IL Fin. Auth. Solid Waste Disposal Rev. Bonds (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	A-	5,045,000	5,146,859

IL Hlth. Fac. Auth. Rev. Bonds (Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	366,239	190,444

IL State G.O. Bonds, 5 1/4s, 2/1/30	A3	1,000,000	1,097,550

IL State Fin. Auth. Rev. Bonds (Rush U. Med. Ctr.), Ser. A, 5s, 11/15/33	A1	1,500,000	1,666,095

IL State Sports Fac. Auth. Rev. Bonds, AGM, 5 1/4s, 6/15/32	AA	1,000,000	1,114,820

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,551,470

			58,553,449
Indiana (1.8%)

IN State Fin. Auth. Rev. Bonds
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/34	BBB-	3,750,000	4,154,663
(OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	1,750,000	1,877,995

IN State Fin. Auth. VRDN, Ser. A-2, 0.07s, 2/1/37	VMIG1	10,075,000	10,075,000

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6 3/4s, 1/1/34	B+/P	1,875,000	2,298,263

			18,405,921
Iowa (1.9%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A
5 1/2s, 7/1/25	BB+	3,185,000	3,268,479
5s, 7/1/20	BB+	1,700,000	1,754,961

IA State Fin. Auth. Midwestern Disaster Rev. Bonds
(IA Fertilizer Co., LLC), 5 1/2s, 12/1/22	BB-	1,500,000	1,603,515
(IA Fertilizer Co.), 5 1/4s, 12/1/25	BB-	3,000,000	3,366,930

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	10,000,000	9,016,700

			19,010,585
Kansas (0.2%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7 1/4s, 5/15/39	BB/P	1,500,000	1,683,225
5 3/8s, 5/15/27	BB/P	500,000	509,350

			2,192,575
Kentucky (1.1%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Masonic Home Indpt. Living II)
7 3/8s, 5/15/46	BB-/P	1,350,000	1,549,058
7 1/4s, 5/15/41	BB-/P	900,000	1,028,871

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	2,000,000	2,327,300

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	1,400,000	1,430,814

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	933,181

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,201,398

			11,470,622
Louisiana (0.5%)

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8 3/8s, 7/1/39	B-/P	1,000,000	1,031,030

Pub. Fac. Auth. Dock & Wharf Rev. Bonds (Impala Warehousing, LLC), 6 1/2s, 7/1/36	B+/P	1,000,000	1,138,860

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	A3	2,250,000	2,268,315

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5 1/4s, 11/15/37	BB/P	765,000	777,600

			5,215,805
Maine (0.4%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Ba1	3,000,000	3,618,570

			3,618,570
Maryland (0.8%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	1,700,000	1,999,846

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Peninsula Regl. Med. Ctr.), 5s, 7/1/39	A2	1,500,000	1,670,505

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, U.S. Govt. Coll., 6s, 5/1/35 (Prerefunded 5/1/15)	AAA/P	600,000	600,000

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6s, 7/1/34	B-/P	750,000	803,933
(Carroll Lutheran Village, Inc.), 5 1/8s, 7/1/34	BB/P	3,000,000	3,153,060

			8,227,344
Massachusetts (4.5%)

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	2,140,000	2,512,060
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	1,816,363	1,744,090
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/31	B-/P	704,147	682,269
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	500,000	560,800
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5 3/4s, 7/15/43	Baa3	1,000,000	1,121,180
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	238,451	205,230
(New England Conservatory of Music), U.S. Govt. Coll., 5 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	1,900,000	2,149,565
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	2,128,540
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,136,440
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	7,318

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	2,232,603

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	6,035,000	6,048,516
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	972,870	97
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,400,000	1,629,390
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	2,125,000	2,408,475
(Springfield College), 5 5/8s, 10/15/40	Baa1	3,500,000	3,835,265
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB+	3,950,000	3,954,701
(Winchester Hosp.), 5 1/4s, 7/1/38	A-	3,050,000	3,335,755
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,438,934
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	1,036,950
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,870,615
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	AA	3,500,000	3,529,470

			45,568,263
Michigan (1.3%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	1,505,000	1,566,780

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), 8 3/8s, 1/15/19 (Escrowed to maturity)	AA+	1,099,000	1,248,893

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	700,000	804,629
(Hurley Med. Ctr.), 6s, 7/1/20 (Prerefunded 6/4/15)	Ba1	170,000	170,296
Ser. A, 5 1/4s, 7/1/39	Ba1	500,000	490,570

MI State Fin. Auth. Rev. Bonds (Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5s, 7/1/34	BBB+	1,900,000	2,059,524

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39	A3	4,400,000	5,040,992

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	1,675,000	1,743,474

			13,125,158
Minnesota (1.9%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	BBB-	1,550,000	1,801,596
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	AAA/P	850,000	987,972

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 1/2s, 10/1/41	B/P	1,000,000	1,000,350

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	1,375,000	1,459,480
(Presbyterian Homes), 6s, 10/1/27	BB/P	1,250,000	1,344,200

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB	1,500,000	1,574,355

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A
5s, 9/1/44	BB+	925,000	934,555
5s, 9/1/34	BB+	300,000	308,079

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.07s, 11/15/38	VMIG1	2,050,000	2,050,000

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 3/8s, 9/1/31	BBB-	500,000	583,955

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	5,035,000	5,312,831

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,250,000	1,277,775

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), Ser. 7, 4 1/2s, 10/1/37	Baa3	900,000	879,462

			19,514,610
Mississippi (1.0%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,000,000	1,104,350

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.05s, 12/1/30	VMIG1	3,150,000	3,150,000

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2	5,400,000	6,216,642

			10,470,992
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	772,298

			772,298
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A-	1,500,000	1,689,900
(NE Gas No. 3), 5s, 9/1/32	A-	3,000,000	3,310,740

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA-/F	1,825,000	2,062,962

			7,063,602
Nevada (1.5%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151)
5s, 8/1/25	BB/P	300,000	274,392
5s, 8/1/20	BB/P	335,000	326,367
5s, 8/1/19	BB/P	1,100,000	1,097,734
5s, 8/1/18	BB/P	1,060,000	1,059,989
5s, 8/1/17	BB/P	1,255,000	1,255,828

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BB+/P	745,000	770,337

Las Vegas, Special Assmt. Bonds
5s, 6/1/30	B+/P	575,000	586,747
(Dist. No. 607 Local Impt.), 5s, 6/1/22	BB/P	475,000	513,409

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.06s, 6/1/42	VMIG1	8,955,000	8,955,000

			14,839,803
New Hampshire (0.1%)

NH State Bus. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4s, 4/1/29	B1	650,000	657,313

			657,313
New Jersey (6.1%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	3,500,000	3,618,195

NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.1s, 7/1/44	BB+	1,130,000	1,132,486
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,812,755
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BB+	300,000	308,571
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	5,110,000	5,763,005
(Continental Airlines, Inc.), 5 1/2s, 6/1/33	B+	2,000,000	2,237,000
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	2,500,000	2,768,550
(Paterson Charter School), Ser. C, 5.3s, 7/1/44	BB+	2,250,000	2,017,125
(Lions Gate), 5 1/4s, 1/1/44	BB-/P	500,000	515,395
(Continental Airlines, Inc.), 5 1/4s, 9/15/29	B+	3,500,000	3,849,300

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A
5s, 6/15/37	Baa3	1,000,000	1,056,250
4 3/4s, 6/15/32	Baa3	170,000	178,893

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5 5/8s, 11/15/30	B+	1,000,000	1,147,840

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	3,646,219

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	6,000,000	6,717,180
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,500,000	2,759,600
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,500,000	3,594,885

Salem Cnty., Poll Control Fin. Auth. Rev. Bonds (Chambers Cogeneration LP), Ser. A, 5s, 12/1/23	BBB	1,400,000	1,587,138

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/41	B2	8,000,000	6,236,240
Ser. 1A, 4 3/4s, 6/1/34	B2	7,700,000	5,971,889
zero %, 6/1/41	A-	20,000,000	4,850,000

			61,768,516
New Mexico (1.4%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa2	3,000,000	3,333,360
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa2	7,660,000	7,842,308
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	2,750,000	2,815,450

			13,991,118
New York (4.1%)

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,519,030

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	748,534

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA	1,000,000	1,196,530

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B+/P	1,295,000	1,353,288
(British Airways PLC), 5 1/4s, 12/1/32	BB	2,325,000	2,332,742
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B	3,680,000	3,687,838
(Jetblue Airways Corp.), 5s, 5/15/20	B	410,000	410,882

NY City, Trust for Cultural Resources VRDN (Lincoln Ctr.), Ser. A-1, 0.14s, 12/1/35	VMIG1	4,000,000	4,000,000

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,583,328

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	1,800,000	1,805,616

NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3 3/4s, 12/1/44	B1	1,500,000	1,506,120

NY State Liberty Dev. Corp. Rev. Bonds (7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,063,140

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5 3/8s, 11/15/40	BB-/P	1,250,000	1,372,575
Class 1, 5s, 11/15/44	BB-/P	2,250,000	2,341,665

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,500,000	1,501,215

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.)
5 1/8s, 7/1/31	Ba2	2,310,000	2,500,344
5s, 7/1/42	Ba2	1,000,000	1,025,930

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	2,100,000	2,475,270

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5 1/2s, 5/1/42	BB+	2,750,000	3,152,765

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	500,000	500,215

			41,077,027
North Carolina (1.0%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	1,000,000	1,095,710

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	450,000	491,724
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	784,680

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Pennybyrn at Maryfield, Inc.), 5s, 10/1/35	BB/P	625,000	649,694

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	3,500,000	3,708,075
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	2,009,460
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5s, 9/1/37	BB/P	1,000,000	1,006,600

			9,745,943
Ohio (3.8%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B3	3,300,000	2,890,074
Ser. A-2, 6s, 6/1/42	B3	2,500,000	2,093,000
Ser. A-2, 5 7/8s, 6/1/47	B3	4,000,000	3,288,840
Ser. A-2, 5 7/8s, 6/1/30	B3	6,055,000	5,107,574
Ser. A-2, 5 3/4s, 6/1/34	B3	6,425,000	5,210,033

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-	3,000,000	3,330,570

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	1,560,000	187,044

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,550,000	1,740,976

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Lutheran Homes), Ser. A, 7s, 11/1/45	BB+	500,000	551,510

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,000,000	1,130,460

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	4,850,000	5,242,511

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5s, 12/31/35	AA	1,375,000	1,518,949

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/2019) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33 Man Put date is 6/3/19	Baa3	3,150,000	3,335,819

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5 3/4s, 12/1/32	BB/F	2,225,000	2,403,200
(Memorial Hlth. Syst. Oblig. Group), 5 1/2s, 12/1/43	BB/F	235,000	247,497

			38,278,057
Oklahoma (0.3%)

OK Cnty., Fin. Auth. Rev. Bonds (Epworth Village), Ser. A, 5s, 4/1/33	BB-/P	1,070,000	965,771

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5 1/2s, 12/1/35	B+/P	2,000,000	2,170,680

			3,136,451
Oregon (0.3%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Mirabella at South Waterfront), Ser. A, 5.4s, 10/1/44	BB-/P	1,000,000	1,102,210

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	1,800,000	2,016,414

			3,118,624
Pennsylvania (3.2%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	765,000	844,055
(Chatham U.), Ser. A, 5s, 9/1/35	BBB	1,000,000	1,074,700
(Chatham U.), Ser. A, 5s, 9/1/30	BBB	1,500,000	1,637,070

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB-	3,400,000	3,868,316
(United States Steel Corp.), 5 3/4s, 8/1/42	BB-	1,800,000	1,844,748

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A, 5s, 5/1/42	Baa2	2,250,000	2,420,078

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	1,460,000	1,707,426

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5s, 10/1/34	BBB-	625,000	675,094

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,828,968

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc. Student Hsg. at Millersville U. of PA), 5s, 7/1/34	Baa3	800,000	863,336

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	3,117,960
6 3/8s, 7/1/30	BB-/P	1,375,000	1,434,771

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5 1/4s, 4/1/30	BBB	1,530,000	1,655,414

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7s, 7/1/32	B/P	1,200,000	1,311,132

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5 1/4s, 3/1/42	BBB	1,000,000	1,070,230

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	1,000,000	1,130,820
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	540,840

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	2,175,000	2,365,748

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default)(NON)	D/P	5,263,244	6,579
(Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default)(NON)(DEF)	D/P	510,506	5

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	2,000,000	2,147,620

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	990,000	994,703

			32,539,613
Puerto Rico (1.7%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Ba2	2,295,000	2,270,994

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 5 3/4s, 7/1/41	Caa1	5,000,000	3,350,150

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA-2, 5.3s, 7/1/35	CCC+	600,000	438,348

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 3/4s, 7/1/36	Caa1	5,000,000	3,387,650

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	Caa1	2,765,000	1,557,552
Ser. A, 5 3/8s, 8/1/39	Caa1	3,605,000	1,985,165
Ser. C, 5 3/8s, 8/1/36	Caa1	1,175,000	661,831
Ser. A, NATL, zero %, 8/1/43	AA-	20,000,000	3,118,000

			16,769,690
Rhode Island (0.2%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/50	BBB+/F	2,000,000	2,055,720

			2,055,720
South Carolina (1.3%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	501,315

SC State Pub. Svc. Auth. Rev. Bonds, Ser. A
5 1/2s, 12/1/54	AA-	6,000,000	6,850,560
5s, 12/1/55	AA-	3,000,000	3,231,150
5s, 12/1/50	AA-	2,000,000	2,173,060

			12,756,085
Texas (10.7%)

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	5,150,000	5,758,885

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,850,000	4,208,435

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6s, 8/15/33	BBB	500,000	593,475
5s, 8/15/32	BBB	2,100,000	2,299,311

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+	2,000,000	2,264,540

Grand Parkway Trans. Corp. Rev. Bonds
Ser. B, 5 1/4s, 10/1/51	AA+	3,295,000	3,704,008
(Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	900,000	978,408

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.07s, 12/1/24	A-1+	9,570,000	9,570,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6 1/2s, 7/15/30	B+	3,200,000	3,771,232
Ser. B-1, 5s, 7/15/30	B+	2,000,000	2,131,460
(United Airlines, Inc.), 4 3/4s, 7/1/24	B+	2,700,000	2,905,848

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5s, 2/15/42	BBB	2,250,000	2,414,048
5s, 2/15/32	BBB	2,250,000	2,480,490

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44 (Prerefunded 8/15/19)	BBB	2,450,000	2,949,800
6 1/4s, 8/15/39 (Prerefunded 8/15/19)	BBB	2,375,000	2,847,221

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa2	4,850,000	5,298,334

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	2,400,000	2,747,520
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	3,000,000	3,250,740

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	1,050,000	1,069,604
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/39	Baa3	500,000	534,425
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/34	Baa3	750,000	812,130
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	1,605,000	1,764,585

Newark, Cultural Ed. Fac. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/32	BBB-	600,000	619,332

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/8s, 12/1/42	BBB-	2,500,000	2,682,825

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37	AA+	3,000,000	1,063,920

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6 1/2s, 1/1/43	A2	5,300,000	6,543,910
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38 (Prerefunded 1/1/18)	A3	3,370,000	3,785,555

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7 3/4s, 11/15/44	B-/P	830,000	978,529
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	162,000	891
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	2,766,000	15,213
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	1,833,000	10,082
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	317,000	1,744
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P	4,122,000	22,671

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	2,550,000	2,550,842
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	1,000,000	994,750
(Air Force Village), 6 3/8s, 11/15/44	BBB-/F	4,000,000	4,447,560

Travis Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A
5 1/4s, 8/15/42	BB+	450,000	460,832
5s, 8/15/27	BB+	500,000	530,910

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	4,500,000	5,323,320

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40	Baa3	4,500,000	5,436,810
(NTE Mobility), 6 7/8s, 12/31/39	Baa2	3,350,000	3,995,076

TX State Trans. Comm. Tpk. Syst. Rev. Bonds, Ser. B, 5s, 8/15/37	A3	2,750,000	3,062,703

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB	1,000,000	1,096,340

			107,978,314
Virginia (1.7%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31	BB/P	575,000	581,791

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	B-/P	1,450,000	1,212,360

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	BB/P	1,460,000	1,486,455

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5s, 3/1/35	B/P	855,000	861,541

VA State Small Bus. Fin. Auth. Rev. Bonds (Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	2,100,000	2,429,658

VA State Small Bus. Fin. Sr. Lien Auth. Rev. Bonds (95 Express Lanes, LLC), 5s, 1/1/40	BBB-	4,500,000	4,771,215

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	5,100,000	5,971,131

			17,314,151
Washington (0.9%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	BB	700,000	720,692

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1	1,600,000	1,743,776

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39 (Prerefunded 7/1/19)	Baa1	3,000,000	3,697,710
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,454,940
(Central WA Hlth. Svcs. Assn.), 4s, 7/1/36	Baa1	1,620,000	1,575,920

			9,193,038
West Virginia (0.3%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	Baa3	500,000	529,105

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	2,330,000	2,430,912

			2,960,017
Wisconsin (1.8%)

Platteville, Redev. Auth. Rev. Bonds (UW-Platteville Real Estate), 5s, 7/1/32	BBB-	1,500,000	1,593,420

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	800,000	896,504
(Trans. Infrastructure Properties), 5s, 7/1/42	BBB	3,500,000	3,717,980

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB+/P	1,550,000	1,827,714
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29	BB+/P	1,000,000	1,167,130
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	3,000,000	3,604,200
(Prohealth Care, Inc.), 5s, 8/15/39	A1	750,000	819,158

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A
6s, 11/15/49	BB-/P	1,000,000	1,072,700
5 1/2s, 11/15/34	BB-/P	1,685,000	1,774,322

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5s, 9/1/38	BB/F	1,500,000	1,503,225

			17,976,353

Total municipal bonds and notes (cost $894,799,134)			$977,226,858

PREFERRED STOCKS (1.2%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		5,475,000	$5,860,620

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	6,473,160

Total preferred stocks (cost $11,400,000)			$12,333,780

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)		400	$1,058,716

Total unitized trust (cost $1,206,477)			$1,058,716

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	24,772

Total common stocks (cost $8,077,612)			$24,772

TOTAL INVESTMENTS

Total investments (cost $915,483,223)(b)			$990,644,126

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,005,950,089.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $914,373,996, resulting in gross unrealized appreciation and depreciation of $104,250,919 and $27,899,369, respectively, or net unrealized appreciation of $76,351,550.
(DEF)	This security is in default of principal and interest.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	25.9%
	Transportation	13.4
	Utilities	10.4

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$24,772	$—	$—
Total common stocks	24,772	—	—
Municipal bonds and notes	$—	$976,824,530	$402,328
Preferred stocks	—	12,333,780	—
Unitized trust	—	—	1,058,716

Totals by level	$24,772	$989,158,310	$1,461,044

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015